Long Term Debt (Details) - Schedule of Long-Term Debt - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of long-term debt [Abstract]
Fair value of debt	$ 10,265,000	$ 14,607,000
Less: Current portion	(7,770,543)	(13,200,000)	$ (13,200,000)
Noncurrent portion	$ 2,494,457	$ 1,407,000